SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) ¥ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2019 director	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Shareholders of Management HoldCo
VIEs financial information
Loans		¥ 1,000
GDS Beijing and GDS Shanghai
VIEs financial information
Ownership transferred (as a percent)	100.00%
Number of directors replacing prior sole director | director	3
VIEs
VIEs financial information
Costs for outsourcing and other services provided by other consolidated entities within the Company		6,336,874	¥ 5,160,638	¥ 3,076,398
VIEs | Management HoldCo
VIEs financial information
Loans		¥ 310,100
Right of GDS Investment Company to require repayment of the loans, prior notice period		30 days